Discontinued operations and assets held for sale - Assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 04, 2021
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Intangible assets	€ 127,906	€ 146,354
Deferred tax assets included in Held for sale (HFS).	1,126	1,363
Other non-current assets included in held for sale (HFS)	29,645	5,778
Inventories included in held for sale (HFS)	73,978	52,925
Trade and other receivables included in held for sale (HFS)	28,449	40,429
Cash and cash equivalents included in assets held for sale (HFS)	7
Other current assets included in held for sale (HFS)	15,140	23,307
Total assets in disposal group classified as held for sale (HFS)	4,357,396	4,734,351
Retirement benefit liabilities held for sale (HFS).	2,293	5,540
Non current lease liabilities held for sale (HFS)	23,607	20,148
Non-current lease liabilities held for sale (HFS).	4,944	14,692
Other non-current liabilities held for sale (HFS).	10,598	8,226
Non current deferred income held for sale (HFS)	1,071,193	1,623,599
Current lease liabilities held for sale (HFS)	4,652	7,209
Trade and other liabilities held for sale (HFS)	135,201	148,675
Current deferred income held for sale (HFS)	256,270	€ 365,631	€ 419,866
Total liabilities directly associated with assets in disposal group classified as held for sale	€ 32,044
Proportion Of Ownership Interest In Subsidiary Sold	100.00%
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Property, plant and equipment	€ 4,194
Deferred tax assets included in Held for sale (HFS).	292
Other non-current assets included in held for sale (HFS)	598
Inventories included in held for sale (HFS)	737
Trade and other receivables included in held for sale (HFS)	15,786
Cash and cash equivalents included in assets held for sale (HFS)	7
Other current assets included in held for sale (HFS)	471
Total assets in disposal group classified as held for sale (HFS)	22,085
Retirement benefit liabilities held for sale (HFS).	1,160
Non-current lease liabilities held for sale (HFS).	2,327
Other non-current liabilities held for sale (HFS).	329
Current lease liabilities held for sale (HFS)	1,308
Trade and other liabilities held for sale (HFS)	25,619
Income tax payable held for sale (HFS)	1,242
Current deferred income held for sale (HFS)	59
Total liabilities directly associated with assets in disposal group classified as held for sale	32,044
Net assets disposed of (HFS)	€ (9,959)
Fidelta
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Intangible assets				€ 21
Property, plant and equipment				10,050
Other non-current assets included in held for sale (HFS)				160
Trade and other receivables included in held for sale (HFS)				4,428
Cash and cash equivalents included in assets held for sale (HFS)				7,884
Other current assets included in held for sale (HFS)				863
Total assets in disposal group classified as held for sale (HFS)				23,406
Non-current lease liabilities held for sale (HFS).				4,115
Other non-current liabilities held for sale (HFS).				70
Current lease liabilities held for sale (HFS)				727
Trade and other liabilities held for sale (HFS)				4,479
Income tax payable held for sale (HFS)				356
Total liabilities directly associated with assets in disposal group classified as held for sale				9,747
Net assets disposed of (HFS)				€ 13,658